COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Feb. 28, 2019 USD ($)
February 2020	$ 270,093
February 2021	285,653
February 2022	258,355
February 2023	207,371
February 2024	143,145
Thereafter	178,642
Total	$ 1,343,259